Operating Lease Commitments (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($) ft²	Dec. 31, 2021 USD ($)	Aug. 16, 2021 USD ($)
Operating lease expenses	$ 85,629	$ 105,673
Operating Lease, Right-of-Use Asset	142,801	$ 174,100	$ 187,734
Operating Lease, Liability	$ 142,133		$ 187,734
Operating Lease, Weighted Average Remaining Lease Term	1 year 9 months
Operating Lease, Weighted Average Discount Rate, Percent	10.00%
Miramar Florida [Member] | Sunbearn Properties Inc [Member]
Area of Land | ft²	5,000